Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other receivables
At 1 January	$ 18	$ 14
Foreign exchange gain (loss)	(2)	4
At 31 December	$ 16	$ 18